Long-Term Deposits, Equipment Prepayments, Commitments and Other	12 Months Ended
Dec. 31, 2023
Long-Term Deposits, Equipment Prepayments, Commitments and Other [Abstract]
LONG-TERM DEPOSITS, EQUIPMENT PREPAYMENTS, COMMITMENTS AND OTHER
NOTE 15:	LONG-TERM DEPOSITS, EQUIPMENT PREPAYMENTS, COMMITMENTS AND OTHER

		As of December 31,	As of December 31,
		2023	2022
VAT receivable		—	2,083
Security deposits for energy, insurance and rent		4,901	3,872
Equipment and construction prepayments	a	39,813	32,230
		44,714	38,185

a.	Equipment and construction prepayments

As of December 31, 2023, the Company has deposits for BVVE and electrical components in the amount of $32,642, which includes $17,561 of credits for orders placed at fixed prices, but not yet received, as described below, with a book value of $11,330 due to previously recorded impairments of $6,231. In addition, the Company has deposits for construction work and materials in the amount of $7,171, mainly for the Paraguay expansion.

In December 2022, the Company renegotiated its previous purchase agreements for 48,000 Miners by extinguishing the outstanding commitments of $45,350 without penalty and establishing a $22,376 credit for deposits previously made. The Company received $3,279 of Miners, reducing the outstanding credit balance to $19,097, which was fully utilized during the year ended December 31, 2023 for the acquisition of hydro Miners and hydro containers. These items were not received as of December 31, 2023 and are scheduled to be received in 2024.

During the year ended December 31, 2023, the Company placed a firm purchase order for 35,888 Bitmain T21 Miners totaling $95,462 with deliveries scheduled from March 2024 to May 2024 and made a non-refundable deposit of $9,464. In addition, the Company secured a purchase option for an additional 28,000 Bitmain T21 Miners totaling $74,480 and made a non-refundable deposit of $7,448. This purchase option gives the Company the right, exercisable until December 31, 2024, but not the obligation, to purchase, in whole or in part, 28,000 additional Bitmain T21 Miners.

b.	Commitments

The Company’s remaining payment obligations in connection with the 35,888 Bitmain T21 Miners purchase order are outlined below:

As of December 31,
2023
Three months ending March 31, 2024	41,446
Three months ending June 30, 2024	44,551
85,997

If the Company is unable to meet its payment obligations, it could result in the loss of equipment prepayments and deposits paid by the Company under the purchase order and remedial legal measures taken against the Company which may include damages and forced continuance of the contractual arrangement. Under such circumstances, the Company’s growth plans and ongoing operations could be adversely impacted.

c.	Contingent liability

In 2021, the Company imported Miners into Washington State that the vendor located in China claimed originated in Malaysia. In early 2022, U.S. Customs and Border Protection challenged the origination of the Miners, asserting their manufacture in China, and notified the Company of a potential assessment of a U.S. importation duty of 25%.

During the third quarter of 2023, the Company submitted the supporting documentation to U.S. Customs and Border Protection in defense of its position that the Miners were manufactured outside China and the associated custom duties in the amount of $9,424 do not apply. While the final outcome of this matter is uncertain at this time, Management has determined it is not probable that it will result in a future cash outflow for the Company and, as such, no provision was recorded as of December 31, 2023.